Consolidated Balance Sheets (Parenthetical) - shares shares in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	482.2	474.8
Common stock, shares outstanding (in shares)	482.2	474.8